INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Gross	$ 24,607	$ 24,607
Finite-Lived Intangible Assets, Accumulated amortization	21,775	20,583
Finite-Lived Intangible Assets, Net	2,832	4,024
Acquired technology and license [Member]
Finite-Lived Intangible Assets, Gross	19,857	19,857
Finite-Lived Intangible Assets, Accumulated amortization	$ 17,292	$ 16,240
Acquired technology and license [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Acquired technology and license [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Customer Relationship [Member]
Finite-Lived Intangible Assets, Gross	$ 4,750	$ 4,750
Finite-Lived Intangible Assets, Accumulated amortization	$ 4,483	$ 4,343
Customer Relationship [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years	9 years
Customer Relationship [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months	4 years 6 months